Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating leases	$ 6,366	$ 1,502
Finance leases	126
Total right-of-use assets	6,492	1,502
Operating leases	6,468	1,460
Finance leases	129
Total lease liabilities	$ 6,597	$ 1,460